Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 1,006,216	$ 1,023,017
Less: Accumulated depreciation	(876,111)	(707,479)
Property and equipment, net	130,105	315,538
Electronic equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	737,372	737,489
Leasehold improvements [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	185,361	202,948
Office equipment [Member]
Schedule of Property and Equipment, Net [Abstract]
Property and equipment, gross	$ 83,483	$ 82,580